INCOME TAXES (Table)	12 Months Ended
Oct. 31, 2021
Schedule of deferred tax assets
	2021	2020
Income/(Loss) Before Income Taxes	$(262,983)	$(109,561)
Income Tax Recovery	(55,226)	(23,008)
Valuation Allowance	55,226	23,008
	$--	$--

Net Operating Losses	$2,466,386	$2,203,403
Tax Rate	21%	21%

Deferred Tax Assets	517,941	462,715
Valuation Allowance	(517,941)	(462,715)
Net Deferred Tax Assets	$-	$-

Schedule of federal statutory rate
	2021	2020
U.S. federal statutory rate	21%	21%
Net operating loss	(21)%	(21)%
Effective tax rate	--%	--%

Canadian subsidiary company [Member]
Schedule of deferred tax assets
	2021	2020
Income/(Loss) Before Income Taxes	$24,572	$7,583

Income Tax Expense	6,512	2,009
Valuation Allowance	(6,512)	(2,009)
	$--	$--

Net Operating Losses	$59,050	$76,039
Tax Rate	26.5%	26.5%

Deferred Tax Assets	15,648	20,150
Valuation Allowance	(15,648)	(20,150)
Net Deferred Tax Assets	$--	$--

Schedule of federal statutory rate
	2021	2020
Canadian federal statutory rate	26.5%	26.5%
Net operating loss	(26.5)%	(26.5)%
Effective tax rate	--%	--%